Derivative Financial Instruments and Hedging Activities - Schedule of Effect of Derivatives As Hedges, Net of Applicable Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Accumulated Other Comprehensive Loss (Gain)	$ (499.4)	$ (585.5)	$ (1,025.6)
Ending Accumulated Other Comprehensive Loss (Gain)	(1,360.1)	(499.4)	(585.5)
Unrealized Hedging (Losses) Gains
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Accumulated Other Comprehensive Loss (Gain)	(19.6)	(17.4)	2.5
Amount of Loss (Gain) Recognized in Other Comprehensive Loss on Derivatives (Effective Portion)	(7.5)	14.6	(31.0)
Amount of (Loss) Gain Reclassified from Accumulated Other Comprehensive Loss into Statement of Operations (Effective Portion)	13.2	(16.8)	11.1
Ending Accumulated Other Comprehensive Loss (Gain)	(13.9)	(19.6)	(17.4)
Amount of loss (gain) recognized, tax expense (benefit)	0.7	(2.9)	5.2
Amount of loss (gain) reclassified, tax benefit (expense)	(1.9)	3.7	(1.9)
Cash Flow Hedging | Unrealized Hedging (Losses) Gains | Foreign Currency Hedge
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Accumulated Other Comprehensive Loss (Gain)	2.2	0.9	0.1
Amount of Loss (Gain) Recognized in Other Comprehensive Loss on Derivatives (Effective Portion)	(7.3)	11.0	(13.2)
Amount of (Loss) Gain Reclassified from Accumulated Other Comprehensive Loss into Statement of Operations (Effective Portion)	5.1	(9.7)	14.0
Ending Accumulated Other Comprehensive Loss (Gain)	0.0	2.2	0.9
Cash Flow Hedging | Unrealized Hedging (Losses) Gains | Interest Rate Hedge
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Accumulated Other Comprehensive Loss (Gain)	(22.5)	(16.4)	4.7
Amount of Loss (Gain) Recognized in Other Comprehensive Loss on Derivatives (Effective Portion)	1.1	1.0	(18.2)
Amount of (Loss) Gain Reclassified from Accumulated Other Comprehensive Loss into Statement of Operations (Effective Portion)	8.1	(7.1)	(2.9)
Ending Accumulated Other Comprehensive Loss (Gain)	(13.3)	(22.5)	(16.4)
Net Investment Hedging | Unrealized Hedging (Losses) Gains | Foreign Currency Hedge
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Accumulated Other Comprehensive Loss (Gain)	0.7	(1.9)	(2.3)
Amount of Loss (Gain) Recognized in Other Comprehensive Loss on Derivatives (Effective Portion)	(1.3)	2.6	0.4
Amount of (Loss) Gain Reclassified from Accumulated Other Comprehensive Loss into Statement of Operations (Effective Portion)	0.0	0.0	0.0
Ending Accumulated Other Comprehensive Loss (Gain)	$ (0.6)	$ 0.7	$ (1.9)